LEASES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating lease payment	$ 1,063,972	$ 1,402,896	$ 2,733,158	$ 2,404,127
Operating lease term	3 years 3 months 10 days		3 years 9 months 10 days
Percentage of annual increase in lease amount			7.60%
Rent expense			$ 2,703,659	$ 2,466,398
Impairment of ROU asset	$ 98,857
weighted average discount rate	7.64%